Long-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Long-term debt
Long-term debt	€ 7,416,042	€ 7,287,881
Less current portion	(1,674,554)	(1,596,029)
Long-term debt, less current portion	5,741,488	5,691,852
Schuldschein loans
Long-term debt
Long-term debt	225,607	227,296
Bonds
Long-term debt
Long-term debt	7,059,077	6,967,743
Other
Long-term debt
Long-term debt	€ 131,358	€ 92,842